Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposures	£ 294,877	£ 306,284
Loss allowance	992
Loss allowance		1,005
Assets classified at FVTPL	254	113
Total assets	275,448	285,213
Loss allowance	402	378
Macro hedge of interest rate risk	(632)	(2,657)
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	242
Loss allowance		251
Credit Cards
Disclosure of credit risk exposure [line items]
Loss allowance	140
Loss allowance		130
Other
Disclosure of credit risk exposure [line items]
Loss allowance	160
Loss allowance		164
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	70
Loss allowance		67
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	380
Loss allowance		393
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	0
Loss allowance		0
Balance sheet asset
Disclosure of credit risk exposure [line items]
Exposures	263,449	274,448
Loss allowance	914
Loss allowance		931
Net carrying amount	262,535	273,517
Joint ventures	4,544	4,164
Other items	751	745
Adjusted net carrying amount	267,830	278,426
Assets classified at FVTPL	1,694	2,536
Non-financial assets	5,924	4,251
Total assets	275,448	285,213
Balance sheet asset | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposures	179,887	191,836
Loss allowance	499
Loss allowance		502
Net carrying amount	179,388	191,334
Balance sheet asset | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	5,228	5,384
Loss allowance	70
Loss allowance		67
Net carrying amount	5,158	5,317
Balance sheet asset | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	17,939	18,518
Loss allowance	345
Loss allowance		362
Net carrying amount	17,594	18,156
Balance sheet asset | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	60,395	58,710
Loss allowance	0
Loss allowance		0
Net carrying amount	60,395	58,710
Off-balance sheet
Disclosure of credit risk exposure [line items]
Exposures	31,428	31,836
Loss allowance	78	74
Off-balance sheet | Retail and Business Banking
Disclosure of credit risk exposure [line items]
Exposures	22,090	21,721
Loss allowance	43	42
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	0	356
Loss allowance	0	0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	9,338	9,759
Loss allowance	35	32
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	£ 0	£ 0